Subsequent Events (Details) - USD ($)					1 Months Ended		12 Months Ended
	Mar. 20, 2026	Mar. 10, 2026	Feb. 25, 2026	Jul. 16, 2025	Apr. 30, 2026	Mar. 31, 2026	Dec. 31, 2030	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Jan. 26, 2026	Dec. 31, 2025
Subsequent Events [Line Items]
Consideration value				$ 750,000
Accrues annual interest rate													6.00%
Subsequent Events [Member]
Subsequent Events [Line Items]
Outstanding balance												$ 1,500,000
Consideration value	$ 2,048,162	$ 33,581,007	$ 10,566,000
Initial payment		$ 3,212,183	$ 216,723			$ 241,220
Total consideration amount	3,482,718
Initial payment amount	1,160,906
Payments of additional equal payments	$ 1,160,906
Forecast [Member]
Subsequent Events [Line Items]
Consideration value					$ 279,820		$ 6,424,365	$ 6,424,365	$ 6,424,365
Additional payments							$ 2,000,000	$ 2,000,000	$ 2,116,425	$ 1,024,081	$ 782,861
Forecast [Member] | San Antonio Project [Member]
Subsequent Events [Line Items]
Additional payments										2,116,425	2,116,425
Forecast [Member] | First Guayabales Option [Member]
Subsequent Events [Line Items]
Additional payments										$ 7,883,546	$ 3,212,183